Income taxes (Schedule of Movements in Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes [Abstract]
Balance, beginning of year	$ 59,515	$ 51,884	$ 36,945
Current year net addition	5,536	7,631	14,939
Balance, end of year	$ 65,051	$ 59,515	$ 51,884